Marketable Securities	12 Months Ended
Dec. 31, 2010
Marketable Securities [Abstract]
MARKETABLE SECURITIES
15. MARKETABLE SECURITIES
Marketable securities as of December 31, 2009 and 2010 comprised of:

	2009
	Cost	Unrealized gain	Fair value
	RMB	RMB	RMB

Mutual funds	9,897,517	1,674,090	11,571,607
Equity securities	2,830,411	6,388,998	9,219,409

Total	12,727,928	8,063,088	20,791,016

	2010
	Cost	Unrealized gain	Fair value
	RMB	RMB	RMB

Mutual funds	9,897,517	1,677,090	11,564,607
Equity securities	2,830,411	2,547,244	5,377,655

Total	12,727,928	4,214,334	16,942,262